June 20, 2023

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

Dreyfus Government Cash Management

SPARKSM Shares

Supplement to Current Summary Prospectus and Prospectus

SPARK shares of the fund are not currently being offered.

4147STK0623

June 20, 2023

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
Dreyfus Government Cash Management
SPARKSM Shares

Supplement to Current Summary Prospectus and Prospectus

Effective on or about September 1, 2023 (the "Effective Date"), the following information supersedes and replaces any contrary information in the sections "Portfolio Management" in the fund's summary prospectus and "Fund Summary – Portfolio Management" in the fund's prospectus:

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser). BNYM Investment Adviser has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-investment adviser.

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Effective as of the Effective Date, the following information supplements and replaces any contrary information in the section "Fund Details – Management" in the fund's prospectus:

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser). BNYM Investment Adviser has engaged its affiliate, Dreyfus, to serve as the fund's sub-investment adviser. Dreyfus is a division of Mellon Investments Corporation, a registered investment adviser and an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation, with its principal office located at One Boston Place, 15th Floor, Boston, MA 02108. As of March 31, 2023, Mellon Investments Corporation had approximately $788 billion of assets under management, which includes approximately $473 billion in assets managed by investment personnel of Mellon Investments Corporation acting in their capacity as officers of affiliated entities (including BNYM Investment Adviser). Dreyfus, subject to BNYM Investment Adviser's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's assets. A discussion regarding the basis for the board's approving the sub-investment advisory agreement between BNYM Investment Adviser and Dreyfus is or will be available in the fund's annual or semi-annual report, as applicable.

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Effective as of the Effective Date, references to "BNY Mellon Investment Adviser, Inc." and "BNYM Investment Adviser" in the sections "Principal Investment Strategy" in the fund's summary prospectus and "Fund Summary – Principal Investment Strategy" and "Fund Details – Goal and Approach" in the fund's prospectus are replaced with "Dreyfus".

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Effective as of the Effective Date, references to "BNY Mellon Investment Adviser, Inc." and "BNYM Investment Adviser" in the sections "Principal Risks - ESG evaluation risk " in the fund's summary prospectus and "Fund Summary – Principal Risks - ESG evaluation risk" and "Fund Details – Investment Risks - ESG evaluation risk" in the fund's prospectus are replaced with "Dreyfus".

4147STK0623-2

June 20, 2023

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

Dreyfus Government Cash Management

SPARKSM Shares

Supplement to Current Statement of Additional Information

SPARK shares of the fund are not currently being offered.

4147SAISTK0623